Financial Instruments - Schedule of Gross Carrying Amounts for Financial Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	$ 18,864,241	$ 13,644,371
Contract assets	[1]	17,898,042	11,825,444
Financial assets included in deposits and other receivables	[2]	695,539	639,444
Pledged bank deposits		185,146	185,336
Cash and cash equivalents		31,185,296	42,521,520
Total		68,828,264	68,816,115
12-month ECLs Stage 1 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables	[2]	695,539	639,444
Pledged bank deposits		185,146	185,336
Cash and cash equivalents		31,185,296	42,521,520
Total		32,065,981	43,346,300
Lifetime ECLs Stage 2 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables	[2]
Pledged bank deposits
Cash and cash equivalents
Total
Lifetime ECLs Stage 3 [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]
Contract assets	[1]
Financial assets included in deposits and other receivables	[2]
Pledged bank deposits
Cash and cash equivalents
Total
Lifetime ECLs Simplified approach [Member]
Schedule of Gross Carrying Amounts for Financial Assets [Line Items]
Accounts receivable	[1]	18,864,241	13,644,371
Contract assets	[1]	17,898,042	11,825,444
Financial assets included in deposits and other receivables	[2]
Pledged bank deposits
Cash and cash equivalents
Total		$ 36,762,283	$ 25,469,815

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.
[2]	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.